TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Pre-tax Income (Loss)
	Year ended December 31,
	2024	2023	2022

Domestic	$(4,988)	$(64,360)	$(32,826)
Foreign	884	2,640	2,691

	$(4,104)	$(61,720)	$(30,135)

Schedule of the Reconciliation of the Theoretical Tax Expenses
	Year ended December 31,
	2024	2023	2022

Loss before taxes on income	$(4,104)	$(61,720)	$(30,135)

Theoretical tax income computed at the Israeli statutory tax rate (23% for the years 2024, 2023 and 2022, respectively)	$(944)	$(14,196)	$(6,931)

Changes in valuation allowance	599	13,131	4,116

Write off of prepaid and withholding taxes	1,113	749	1,388
Foreign tax rates differences related to subsidiaries	-	20	46
Non-deductible expenses	(144)	(269)	512
Capital note and inter-company balances release taxes	-	-	544
Other expenses and Exchange rate differences	80	(37)	195
Non-deductible share-based compensation expense	709	1,586	1,925
Change in expense associated with tax positions for current year	352	100	100

Actual tax expense	$1,765	$1,084	$1,895

Schedule of Income Tax Expense
	Year ended December 31,
	2024	2023	2022

Current taxes	$288	$248	$391
Taxes in respect of previous years	12	(13)	16
Write off of prepaid and withholding taxes	1,113	749	1,388
Change in expense associated with tax positions for current year	352	100	100

	$1,765	$1,084	$1,895
	Year ended December 31,
	2024	2023	2022

Domestic	$946	$822	$1,129
Foreign	819	262	766

Total	$1,765	$1,084	$1,895

Domestic
Current taxes	$-	$-	$-
Taxes in respect of previous years	-	-	(20)
Write off of prepaid and withholding taxes	946	822	1,149

Total Domestic	$946	$822	$1,129

Foreign
Current taxes	$288	$248	$391
Taxes in respect of previous years	12	(13)	36
Write off of prepaid and withholding taxes	167	(73)	239
Change in expense associated with tax positions for current year	352	100	100

Total foreign	$819	$262	$766

Total income tax expense (benefit)	$1,765	$1,084	$1,895

Schedule of Deferred Income Taxes
	December 31,
	2024	2023
Deferred tax assets:
Operating and capital loss carryforwards	$38,538	$34,420
Research and development	6,051	8,423
Employee benefits	415	1,522
Intangible assets	248	353
Operating lease liabilities	1,465	496
Stock based compensation expenses	708	1,733
Onerous contract	63	127
Prepaid and withholding taxes	6,607	6,297
Other temporary differences	576	543

Deferred tax asset before valuation allowance	54,671	53,914
Valuation allowance	(49,907)	(49,928)
Deferred tax asset net of valuation allowance	4,764	3,986

Deferred tax liability:
Intangible assets	3,214	3,284
Operating lease right-of-use assets	1,550	703

Net deferred tax asset	$-	$-

Schedule of Unrecognized Tax Benefits
	Year ended December 31,
	2024	2023	2022

Uncertain tax position, beginning of year	$1,043	$943	$843
Increase related to current years' tax positions	156	137	94
Increase related to prior years' tax positions	196	160	6
Decrease due to lapses of statutes limitations	-	(197)	-

Uncertain tax position, end of year	$1,395	$1,043	$943